Report of Directors Corporate Governance - 2020 long tern incentive awards (Details) - Long-term incentive awards - USD ($) $ in Billions	12 Months Ended		36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin	16.00%	14.30%
Capital reallocation to Asia (with CET1 underpin)		50.50%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin	14.00%	13.00%
Capital reallocation to Asia (with CET1 underpin)		49.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin	17.00%	15.50%
Capital reallocation to Asia (with CET1 underpin)		52.00%
Average RoTE with CET1 underpin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	37.50%
2020 LTI Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin			14.60%
Average RoTE target with CET1 underpin			9.00%
Average RoTE assessment with CET1 underpin			100.00%
Average RoTE outcome with CET1 underpin			25.00%
Capital reallocation to Asia (with CET1 underpin)			43.40%
Capital reallocation to Asia target (with CET1 underpin)			47.00%
Capital reallocation to Asia assessment (with CET1 underpin)			0.00%
Capital reallocation to Asia outcome (with CET1 underpin)			0.00%
Carbon reduction (own emissions)			57.30%
Carbon reduction target (own emissions)			48.00%
Carbon reduction assessment (own emissions)			100.00%
Carbon reduction outcome (own emissions)			12.50%
Sustainable finance and investment			$ 294.0
Sustainable finance and investment target			$ 240.0
Sustainable finance and investment assessment			100.00%
Sustainable finance and investment outcome			12.50%
Relative TSR assessment			100.00%
Relative TSR outcome			25.00%
Total			75.00%
2020 LTI Award | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin			8.00%
Capital reallocation to Asia (with CET1 underpin)			45.00%
Carbon reduction (own emissions)			42.00%
Sustainable finance and investment			$ 200.0
2020 LTI Award | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average RoTE with CET1 underpin			10.00%
Capital reallocation to Asia (with CET1 underpin)			50.00%
Carbon reduction (own emissions)			51.00%
Sustainable finance and investment			$ 260.0
2020 LTI Award | Average RoTE with CET1 underpin
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)			25.00%
2020 LTI Award | Capital reallocation to Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)			25.00%
2020 LTI Award | Transition to net zero
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)			25.00%
2020 LTI Award | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)			25.00%